Deferred income tax - Components of deferred income tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax
Deferred tax assets	$ 138	$ 135
Available for offset	(67)	(47)
Net deferred tax assets	71	88
Deferred tax liabilities	(274)	(250)
Available for offset.	67	47
Net deferred tax liabilities	207	203
Tax losses
Deferred income tax
Deferred tax assets	10	3
Employee benefit obligations
Deferred income tax
Deferred tax assets	40	46
Depreciation timing differences
Deferred income tax
Deferred tax assets	54	52
Provisions
Deferred income tax
Deferred tax assets	23	22
Other
Deferred income tax
Deferred tax assets	11	12
Deferred tax liabilities	(50)	(25)
Intangible assets
Deferred income tax
Deferred tax liabilities	(128)	(159)
Accelerated depreciation and other fair value adjustments
Deferred income tax
Deferred tax liabilities	$ (96)	$ (66)